Income Taxes (Details) - Summary of Statutory Federal Income Tax Rate		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	0.00%	(17.00%)
Transaction costs allocated to derivative warrant liabilities	0.00%	(0.70%)
Merger costs	0.00%	(1.30%)
Change in valuation allowance	(21.00%)	(2.10%)
Income Taxes Benefit	0.00%	0.00%